Stock-based Compensation	12 Months Ended
Aug. 02, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-based Compensation
In 2003, shareholders approved the 2003 Long-Term Incentive Plan, which authorized the issuance of an aggregate of 31.2 million shares to satisfy awards of stock options, stock appreciation rights, unrestricted stock, restricted stock/units (including performance restricted stock) and performance units. In 2005, shareholders approved the 2005 Long-Term Incentive Plan, which authorized the issuance of an additional 6 million shares to satisfy the same types of awards. In 2008, shareholders approved an amendment to the 2005 Long-Term Incentive Plan to increase the number of authorized shares to 10.5 million and in 2010, shareholders approved another amendment to the 2005 Long-Term Incentive Plan to increase the number of authorized shares to 17.5 million.
Awards under Long-Term Incentive Plans may be granted to employees and directors. Pursuant to the Long-Term Incentive Plan, we adopted a long-term incentive compensation program which provides for grants of total shareholder return (TSR) performance restricted stock/units, EPS performance restricted stock/units, strategic performance restricted stock/units, time-lapse restricted stock/units and special performance restricted stock/units. Under the program, awards of TSR performance restricted stock/units will be earned by comparing our total shareholder return during a three-year period to the respective total shareholder returns of companies in a performance peer group. Based upon our ranking in the performance peer group, a recipient of TSR performance restricted stock/units may earn a total award ranging from 0% to 225% of the initial grant. Awards of EPS performance restricted stock/units will be earned based upon our achievement of annual earnings per share goals. During the three-year vesting period, a recipient of EPS performance restricted stock/units may earn a total award of either 0% or 100% of the initial grant. Awards of the strategic performance restricted stock units are earned based upon the achievement of two key metrics, net sales and EPS growth, compared to strategic plan objectives during a two- or three-year period. A recipient of strategic performance restricted stock units may earn a total award ranging from 0% to 200% of the initial grant. Awards of time-lapse restricted stock/units will vest ratably over the three-year period. In addition, we may issue special grants of restricted stock/units to attract and retain executives which vest over various periods. Awards are generally granted annually in October.
Annual stock option grants were not part of the long-term incentive compensation program for 2015, 2014, or 2013. However, stock options may still be granted on a selective basis under the Long-Term Incentive Plans.The term of a stock option granted under these plans may not exceed ten years from the date of grant. Options granted under these plans vest cumulatively over a three-year period at a rate of 30%, 60% and 100%, respectively. The option price may not be less than the fair market value of a share of common stock on the date of the grant.
In 2015, we issued time-lapse restricted stock units, EPS performance restricted stock units, TSR performance restricted stock units and special performance restricted stock units. We did not issue strategic performance restricted stock units in 2015.
Total pre-tax stock-based compensation expense recognized in Earnings from continuing operations was $57 for 2015, $56 for 2014 and $109 for 2013. The pre-tax stock-based compensation expense recognized in Earnings (loss) from discontinued operations was $1 for 2014 and $4 for 2013. Tax-related benefits of $21 were recognized for 2015 and 2014, and $42 were recognized for 2013.
The following table summarizes stock option activity as of August 2, 2015:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Options in thousands)		(In years)
Outstanding at August 3, 2014	408	$28.33
Granted	—	$—
Exercised	(331)	$27.98
Terminated	(3)	$26.36
Outstanding at August 2, 2015	74	$29.91	0.4	$1
Exercisable at August 2, 2015	74	$29.91	0.4	$1

The total intrinsic value of options exercised during 2015, 2014 and 2013, was $5, $12 and $36, respectively. As of January 2009, compensation related to stock options was fully expensed. We measured the fair value of stock options using the Black-Scholes option pricing model.
The following table summarizes time-lapse restricted stock units, EPS performance restricted stock units, strategic performance restricted stock units and special performance restricted stock units as of August 2, 2015:

	Units	Weighted- Average Grant-Date Fair Value
	(Restricted stock units in thousands)
Nonvested at August 3, 2014	2,994	$37.69
Granted	1,183	$43.00
Vested	(1,303)	$35.89
Forfeited	(464)	$37.00
Nonvested at August 2, 2015	2,410	$41.40

We determine the fair value of time-lapse restricted stock units, EPS performance restricted stock units, strategic performance restricted stock units and special performance restricted stock units based on the quoted price of our stock at the date of grant. We expense time-lapse restricted stock units on a straight-line basis over the vesting period, except for awards issued to retirement-eligible participants, which we expense on an accelerated basis. We expense EPS performance restricted stock units on a graded-vesting basis, except for awards issued to retirement-eligible participants, which we expense on an accelerated basis. There were 246 thousand EPS performance target grants outstanding at August 2, 2015, with a weighted-average grant-date fair value of $40.69. We expense strategic performance restricted stock units on a straight-line basis over the service period. There were 360 thousand strategic performance target grants outstanding at August 2, 2015, with a grant-date fair value of $41.21. The actual number of EPS performance restricted stock units and strategic performance restricted stock units that vest will depend on actual performance achieved. We estimate expense based on the number of awards expected to vest.
In 2015, we issued special performance restricted stock units for which vesting is contingent upon meeting various financial goals and performance milestones to support innovation and growth initiatives. These awards vest over a period of 2 years and are included in the table above. The actual number of special performance awards issued at the vesting date could range from 0% to 150%. There were 184 thousand special performance restricted stock units outstanding at August 2, 2015, with a grant-date fair value of $42.22.
As of August 2, 2015, total remaining unearned compensation related to nonvested time-lapse restricted stock units, EPS performance restricted stock units, strategic performance restricted stock units and special performance restricted stock units was $32, which will be amortized over the weighted-average remaining service period of 1.6 years. The fair value of restricted stock units vested during 2015, 2014 and 2013 was $56, $106 and $57, respectively. The weighted-average grant-date fair value of the restricted stock units granted during 2014 and 2013 was $39.97 and $35.44, respectively.
The following table summarizes TSR performance restricted stock units as of August 2, 2015:

	Units	Weighted- Average Grant-Date Fair Value
	(Restricted stock units in thousands)
Nonvested at August 3, 2014	861	$38.15
Granted	874	$43.39
Vested	—	$—
Forfeited	(156)	$41.23
Nonvested at August 2, 2015	1,579	$40.75

We estimated the fair value of TSR performance restricted stock units at the grant date using a Monte Carlo simulation. Assumptions used in the Monte Carlo simulation were as follows:

	2015	2014	2013
Risk-free interest rate	0.97%	0.60%	0.30%
Expected dividend yield	2.91%	2.98%	3.26%
Expected volatility	16.20%	15.76%	15.07%
Expected term	3 years	3 years	3 years

We recognize compensation expense on a straight-line basis over the service period. As of August 2, 2015, total remaining unearned compensation related to TSR performance restricted stock units was $26, which will be amortized over the weighted-average remaining service period of 1.9 years. In the first quarter of 2014, recipients of TSR performance restricted stock units earned 0% of the initial grants based upon our TSR ranking in a performance peer group during a three-year period ended July 26, 2013. There were no TSR performance restricted stock units granted during 2012. The grant-date fair value of the TSR performance restricted stock units granted during 2014 and 2013 was $36.26 and $39.76, respectively. In the first quarter of 2016, recipients of TSR performance restricted stock units will receive a 100% payout based upon our TSR ranking in a performance peer group during a three-year period ended July 31, 2015.
The excess tax benefits on the exercise of stock options and vested restricted stock presented as cash flows from financing activities were $6 in 2015, $13 in 2014 and $12 in 2013. Cash received from the exercise of stock options was $9, $18 and $83 for 2015, 2014 and 2013, respectively, and are reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.